Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Abstract]
Fair value of awards granted	$ 1,955,000	$ 304,000	$ 643,000
Total remuneration	1,185,000	1,090,000	876,000
Reimbursement expenses	1,000
Reimbursement for expenses	$ 359,000	$ 337,000	$ 314,000